Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 8 — Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 including the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Description	Level	Fair Value
June 30, 2023	Marketable securities	1	$49,362,200
December 31, 2022	Marketable securities	1	$234,716,046

The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, including the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

June 30, 2023	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$251,850	$—	$—	$251,850
Private Placement Warrants	—	194,910	—	194,910

Total liabilities	$251,850	$194,910	$—	$446,760

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$346,150	$—	$—	$346,150
Private Placement Warrants	—	267,890	—	267,890

Total liabilities	$346,150	$267,890	$—	$614,040

On December 9, 2021, the Public Warrants surpassed the 52-day threshold waiting period to be publicly traded in accordance with the Prospectus filed October 21, 2021. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. As such, as of June 30, 2023 and December 31, 2022, the Company classified the Public Warrants as Level 1. The Private Warrants were valued based on the trading price of Public Warrants, which is considered to be a Level 2 fair value measurement. To estimate the value of the Private Placement Warrants, the Company used the public trading price of the Public Warrants. This value was adjusted to reflect the value of the issuer call provision of the Public Warrants, as this right is not applicable to the Private Placement Warrants unless they are sold by the initial holders. T
h
ere were no transfers between fair valu
e le
vels during the three and six months ended June 30, 2023.
The following table presents a summary of the changes in the fair value of Der ivat
ive Warrant Liabilities:

	Public Warrant Liability	Public Warrant Liability	Total

Fair value at January 1, 2023	$346,150	$267,890	$614,040
Change in fair value (gain)	(94,300)	(72,980)	(167,280)

Fair value as of June 30, 2023	$251,850	$194,910	$446,760

Note 8 — Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 including the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Description	Level	Fair Value
December 31, 2022	Marketable securities	1	$234,716,046
December 31, 2021	Marketable securities	1	$232,320,844
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021, including the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities:

Public Warrants	$346,150	$—	$—	$346,150
Private Placement Warrants	—	267,890	—	267,890

Total liabilities	$346,150	$267,890	$—	$614,040

December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$6,900,000	$—	$—	$6,900,000
Private Placement Warrants	—	5,340,000	—	5,340,000

Total liabilities	$6,900,000	$5,340,000	$—	$12,240,000

On

December 9, 2021, the Public Warrants surpassed the
52-day
threshold waiting period to be publicly traded in accordance with the Prospectus filed October 21, 2021. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. As such, as of December 31, 2022 and 2021, the Company classified the Public Warrants as Level 1. The Private Warrants were valued based on the trading price of Public Warrants, which is considered to be a Level 2 fair value measurement. To estimate the value of the Private Placement Warrants, the Company used the public trading price of the Public Warrants. This value was adjusted to reflect the value of the issuer call provision of the Public Warrants, as this right is not applicable to the Private Placement Warrants unless they are sold by the initial holders. Besides the transfers of the Public Warrant from Level 3 to Level 1 and Private Warrant from Level 3 to Level 2 for reasons described above, there are no
other transfers in and out of level 3 from the Initial Public Offering date through December 31, 2022.
The
following table presents a summary of the changes in the fair value of Derivative Warrant Liabilities:

	Public	Private
	Warrant	Warrant
	Liability	Liability	Total

Fair value at October 22, 2021	$5,030,000	$4,024,000	$9,054,000
Change in fair value	1,870,000	1,316,000	3,186,000

Fair value as of December 31, 2021	6,900,000	5,340,000	12,240,000
Change in fair value	(6,553,850)	(5,072,110)	(11,625,960)

Fair value as of December 31, 2022	$346,150	$267,890	$614,040